Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Revenue [Abstract]
Stream accounting - Deferred revenue, beginning balance	$ 515,326	$ 546,684
Amortization of deferred revenue
Liability drawdown	(72,229)	(71,519)
Variable consideration adjustments - prior periods	(959)	(1,617)
Accretion on streaming arrangements
Current year additions	28,718	42,060
Variable consideration adjustments - prior periods	(940)	594
Reclass of refund liability		(5,424)
Stream deposit		4,000
Effects of changes in foreign exchange	(378)	548
Stream accounting - Deferred revenue, ending balance	$ 469,538	$ 515,326